Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Provision for Income Taxes
The provision for income taxes in the consolidated statements of operations represents an effective tax rate different than the Canadian enacted statutory rate of 26.5% (2016 - 26.5%). The differences are as follows:

	2017	2016
Expected income tax expense at Canadian statutory rate	$59,907	$34,317
Increase (decrease) resulting from:
Effect of differences in tax rates on transactions in and within foreign jurisdictions and change in tax rates	(27,671)	(11,363)
Non-controlling interests share of income	24,708	13,973
Allowance for equity funds used during construction	(1,029)	(1,100)
Capital gain rate differential	(919)	(3,612)
Goodwill divestiture and permanent basis differences associated with Mountain Water condemnation	7,059	—
Non-deductible acquisition costs	18,091	1,996
Change in valuation allowance	(1,304)	2,841
Tax credits	(8,162)	(477)
Adjustment relating to prior periods	(30)	(711)
U.S. tax reform	22,390	—
Other	2,154	1,272
Income tax expense	$95,194	$37,136

Income (Loss) Before Taxes
For the years ended December 31, 2017 and 2016, earnings from continuing operations before income taxes consist of the following:

	2017	2016
Canadian operations	$(3,269)	$29
U.S. operations	229,309	129,481
	$226,040	$129,510

Income Tax Expenses (Recovery) Attributable to Income (Loss)
Income tax expense (recovery) attributable to income (loss) consists of:

	Current	Deferred	Total
Year ended December 31, 2017
Canada	$4,277	$(18,390)	$(14,113)
United States	5,631	103,676	109,307
	$9,908	$85,286	$95,194
Year ended December 31, 2016
Canada	$7,533	$(10,501)	$(2,968)
United States	928	39,176	40,104
	$8,461	$28,675	$37,136

Tax Effect of Temporary Difference Between Assets and Liability
The tax effect of temporary differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2017 and 2016 are presented below:

	2017	2016
Deferred tax assets:
Non-capital loss, investment tax credits, currently non-deductible interest expenses, and financing costs	$412,327	$459,436
Pension and OPEB	54,744	57,751
Acquisition-related costs	2,008	3,612
Environmental obligation	18,570	25,683
Reserves and other non-deductible costs	38,453	11,390
Regulatory liabilities	193,942	76,315
Other	20,555	14,374
Total deferred income tax assets	740,599	648,561
Less valuation allowance	(15,486)	(21,656)
Total deferred tax assets	725,113	626,905
Deferred tax liabilities:
Property, plant and equipment	(838,110)	(562,124)
Intangible assets	(8,067)	(8,035)
Outside basis in partnership	(157,463)	(187,717)
Regulatory accounts	(143,090)	(108,506)
Financial derivatives	(1,230)	(17,649)
Other	—	(1,008)
Total deferred tax liabilities	(1,147,960)	(885,039)
Net deferred tax liabilities	$(422,847)	$(258,134)
Consolidated Balance Sheets Classification:
Deferred tax assets	$76,972	$30,005
Deferred tax liabilities	(499,819)	$(288,139)
Net deferred tax liabilities	$(422,847)	$(258,134)

Non Capital Losses Carry Forwards
As of December 31, 2017, the Company had non-capital losses carried forward available to reduce future year’s taxable income, which expire as follows:

Year of expiry	Non-capital loss carryforwards
2020 and onwards	$1,247,448